Financial risks (Tables)	12 Months Ended
Dec. 31, 2025
Financial risks
Schedule of currency exposure.

	2025	2024
	$	$
Cash and cash equivalents	209,336	63,615
Amounts receivable	4,967	377
Accounts payable and accrued liabilities	(2,581)	(2,172)
Credit Facility	—	(25,000)
Deferred consideration and contingent payments	(6,413)	(8,501)
Warrant liability	(164,161)	(47,155)
Contract liability	—	(25,601)
Net exposure, in US dollars	41,148	(44,437)
Net exposure, equivalent in Canadian dollars	56,395	(63,943)

Summary of company's contractual obligations and commitments

	Notes	Total	Less than 1 year	1‑2 years	More than 3 years
		$	$	$	$
Accounts payable and accrued liabilities	14	30,594	30,594	—	—
Lease obligations	15	3,853	1,482	2,371	—
Mining equipment financings (Principal)	15	12,178	5,653	5,898	627
Financing Facility (Principal)	15	129,844	0	129,844	0
Deferred consideration and contingent payments	16	8,791	3,427	3,427	1,937
Purchase obligations	33	8,100	6,272	1,828	—
Capital commitments	33	90,543	62,069	26,592	1,882
Total		283,903	109,497	169,960	4,446